25. Post-Employment Benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 866,103	R$ 769,865	R$ 594,660
Post-employment benefits, current	53,225	47,894	43,323
Post-employment benefits, noncurrent	812,878	721,971	R$ 551,337
Pension plans
Disclosure of defined benefit plans [line items]
Post-employment benefits	1,069	1,252
Healthcare plans
Disclosure of defined benefit plans [line items]
Post-employment benefits	R$ 865,034	R$ 768,613